Corporate information	6 Months Ended
Jun. 30, 2024
Corporate information [Abstract]
Corporate information
1.	Corporate information

GH Research PLC (the “Company”) was incorporated on March 29, 2021. The registered office of the Company is located at Joshua Dawson House, Dawson Street, Dublin 2, Ireland.

The Company and its subsidiary, GH Research Ireland Limited, (together the “Group” or “GH Research”) are a clinical-stage biopharmaceutical company dedicated to transforming the treatment of psychiatric and neurological disorders. Its initial focus is on developing the novel and proprietary mebufotenin (5-methoxy-N,N-dimethyltryptamine, or 5-MeO-DMT) therapies for the treatment of patients with Treatment Resistant Depression, or TRD. Its portfolio currently includes GH001, a proprietary inhalable mebufotenin product candidate, GH002, a proprietary intravenous mebufotenin product candidate, and GH003, a proprietary intranasal mebufotenin product candidate.

These unaudited condensed consolidated interim financial statements were presented to the board of directors and approved by them for issue on September 3, 2024.